UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2013

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments:

Putnam Global Energy Fund

The fund's portfolio
5/31/13 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Energy equipment and services (13.2%)

Cameron International Corp.(NON)	3,100	$188,697

Halliburton Co.	27,170	1,137,064

Nabors Industries, Ltd.	12,900	206,529

Petrofac, Ltd. (United Kingdom)	23,913	488,940

SPT Energy Group, Inc. (China)	252,000	162,715

Weatherford International, Ltd.(NON)	25,100	338,599

		2,522,544
Oil, gas, and consumable fuels (85.1%)

Anadarko Petroleum Corp.	6,700	586,049

BG Group PLC (United Kingdom)	45,474	827,620

BP PLC (United Kingdom)	35,413	253,480

Cabot Oil & Gas Corp.	6,500	457,340

Cairn Energy PLC (United Kingdom)	64,157	263,496

Canadian Natural Resources, Ltd. (Canada)	16,700	497,738

Cheniere Energy, Inc.(NON)	11,500	337,525

Chevron Corp.	12,497	1,534,007

Cobalt International Energy, Inc.(NON)	7,147	185,393

Energen Corp.	4,500	243,855

ENI SpA (Italy)	44,561	1,007,634

EXCO Resources, Inc.	18,600	151,218

Exxon Mobil Corp.	21,798	1,972,065

Genel Energy PLC (Jersey)(NON)	41,071	586,460

Gulfport Energy Corp.(NON)	4,800	228,912

HRT Participacoes em Petroleo SA (Brazil)(NON)	199,240	218,608

Kodiak Oil & Gas Corp.(NON)	26,800	235,304

Marathon Oil Corp.	20,600	708,434

Noble Energy, Inc.	7,600	438,140

Occidental Petroleum Corp.	4,029	370,950

Origin Energy, Ltd. (Australia)	30,623	389,801

Pioneer Natural Resources Co.	2,700	374,436

QEP Resources, Inc.	13,300	377,188

Royal Dutch Shell PLC Class A (United Kingdom)	67,802	2,251,706

Southwestern Energy Co.(NON)	14,100	531,429

Suncor Energy, Inc. (Canada)	35,300	1,070,832

Total SA (France)	4,416	219,026

		16,318,646
Specialty retail (—%)

CST Brands, Inc.(NON)	277	8,418

		8,418

Total common stocks (cost $17,004,695)		$18,849,608

SHORT-TERM INVESTMENTS (1.8%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.01%(AFF)	336,341	$336,341

Total short-term investments (cost $336,341)		$336,341

TOTAL INVESTMENTS

Total investments (cost $17,341,036)(b)		$19,185,949

FORWARD CURRENCY CONTRACTS at 5/31/13 (aggregate face value $5,333,582) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/17/13	$6,965	$7,533	$(568)
	British Pound	Buy	6/19/13	11,850	11,691	159
	Canadian Dollar	Buy	7/17/13	143,955	146,542	(2,587)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	62,303	67,441	(5,138)
	British Pound	Buy	6/19/13	9,571	11,248	(1,677)
	Canadian Dollar	Buy	7/17/13	48,563	49,424	(861)
	Euro	Buy	6/19/13	236,443	236,568	(125)
	Japanese Yen	Buy	8/22/13	80,347	81,416	(1,069)
	Swiss Franc	Buy	6/19/13	96,642	97,934	(1,292)
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	25,570	27,690	(2,120)
	British Pound	Buy	6/19/13	40,564	40,070	494
	Canadian Dollar	Buy	7/17/13	160,818	163,663	(2,845)
	Euro	Sell	6/19/13	129,335	127,402	(1,933)
Credit Suisse International
	British Pound	Sell	6/19/13	754,760	744,866	(9,894)
	Canadian Dollar	Buy	7/17/13	153,784	156,517	(2,733)
	Euro	Buy	6/19/13	124,136	124,196	(60)
	Japanese Yen	Buy	8/22/13	119,837	123,791	(3,954)
	Norwegian Krone	Sell	6/19/13	1,686	1,708	22
	Swiss Franc	Buy	6/19/13	44,556	45,154	(598)
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	46,179	49,987	(3,808)
Goldman Sachs International
	Euro	Buy	6/19/13	215,125	215,107	18
	Japanese Yen	Sell	8/22/13	27,518	28,432	914
HSBC Bank USA, National Association
	British Pound	Sell	6/19/13	180,638	178,394	(2,244)
	Canadian Dollar	Buy	7/17/13	80,842	82,279	(1,437)
	Norwegian Krone	Buy	6/19/13	127,353	130,349	(2,996)
JPMorgan Chase Bank N.A.
	British Pound	Buy	6/19/13	45,273	40,763	4,510
	Canadian Dollar	Buy	7/17/13	67,160	68,349	(1,189)
	Euro	Sell	6/19/13	232,023	232,147	124
	Japanese Yen	Buy	8/22/13	112,855	116,576	(3,721)
	Norwegian Krone	Buy	6/19/13	225,226	228,202	(2,976)
	Swedish Krona	Buy	6/19/13	36,479	37,334	(855)
Royal Bank of Scotland PLC (The)
	Euro	Buy	6/19/13	27,167	27,257	(90)
	Euro	Sell	6/19/13	27,167	27,171	4
State Street Bank and Trust Co.
	Canadian Dollar	Sell	7/17/13	59,548	60,594	1,046
UBS AG
	British Pound	Sell	6/19/13	683,812	676,516	(7,296)
	Canadian Dollar	Sell	7/17/13	324,911	332,404	7,493
	Euro	Buy	6/19/13	140,514	140,631	(117)
	Norwegian Krone	Sell	6/19/13	3,406	3,451	45
	Swiss Franc	Sell	6/19/13	10,355	10,491	136
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	44,366	48,024	(3,658)
	British Pound	Sell	6/19/13	23,549	24,454	905
	Canadian Dollar	Buy	7/17/13	214,199	218,025	(3,826)
	Japanese Yen	Sell	8/22/13	88,860	91,791	2,931

Total						$(52,866)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2012 through May 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $19,178,475.
(b)	The aggregate identified cost on a tax basis is $17,500,450, resulting in gross unrealized appreciation and depreciation of $2,267,908 and $582,409, respectively, or net unrealized appreciation of $1,685,499.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$568,174	$2,106,533	$2,674,707	$285	$—
	Putnam Short Term Investment Fund *	—	2,259,462	1,923,121	72	336,341
	Totals	$568,174	$4,365,995	$4,597,828	$357	$336,341
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
	At the close of the reporting period, the fund maintained liquid assets totaling $48,416 to cover certain derivatives contracts.
	DIVERSIFICATION BY COUNTRY ⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	57.1%
	United Kingdom	21.3
	Canada	8.2
	Italy	5.3
	Jersey	3.1
	Australia	2.0
	France	1.1
	Brazil	1.1
	China	0.8

	Total	100.0%
⌂	Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $55,105 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$8,418	$—	$—
Energy	12,390,312	6,450,878	—
Total common stocks	12,398,730	6,450,878	—
Short-term investments	336,341	—	—

Totals by level	$12,735,071	$6,450,878	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(52,866)	$—

Totals by level	$—	$(52,866)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$18,801	$71,667

Total	$18,801	$71,667

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$6,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 26, 2013